CAPITAL STOCK AND RESERVES (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							3 Months Ended
	May 29, 2024	Sep. 29, 2023	Aug. 19, 2022	Jul. 06, 2022	Jun. 24, 2021	Feb. 24, 2021	Jun. 30, 2024	Jun. 30, 2023	Oct. 03, 2023
IfrsStatementLineItems [Line Items]
Maximum aggregate offering price						$ 50,000
Issuance and sales, shares					57,500
Gross proceeds from stock					$ 26,500
Resale of ordinary shares			$ 30,000
Sale of shares			4,726
Number of prefunded share warrant purchase		59,395
Prefunded warrant purchase price		$ 37.98
Gross proceeds from warrant		$ 6,000
Cash fund, description							The Sales Agreement permits the Company to sell in an ATM program up to $50 million of ordinary shares from time to time. The sales under the prospectus will be deemed to be made pursuant to an ATM program as defined in Rule 415(a)(4) promulgated under the Securities Act.
Number of ordinary share issued				4,726
Public float							$ 75,000
Pre Funded Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.02
Series A Warrants And Pre Funded Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants									$ 2,968
Warrants per share									$ 940,000
HC Wainwright [Member]
IfrsStatementLineItems [Line Items]
Shares issued		98,500
Purchase price		$ 38.00
ATM [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold							9,331
Net proceeds from sale							$ 700
Top of range [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares outstanding, decrease							20,972,285	17,786,290
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares outstanding, decrease							1,048,765	889,315